Changes in Accounting Policies (Tables) - IFRS 16 [member]	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Measurement of lease liabilities

RMB’000
Operating lease commitments disclosed as at 31 December 2018	84,746
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	77,046
(Less): short-term leases recognized on a straight-line basis as expense	(315)

Lease liability recognized as at 1 January 2019	76,731

Of which are:

Current lease liabilities	74,093

Non-current lease liabilities	2,638

Impact on segment disclosures

	Addition to allocated assets RMB’000	Addition to allocated liabilities RMB’000
Synthetic fibres	9,047	536
Resins and plastics	50,006	5,177
Intermediate petrochemicals	46,320	2,738
Petroleum products	236,531	13,371
Trading of petrochemical products	13	-
Others	1,943	221

	343,860	22,043

Estimated useful lives of right-of-use assets

Land use rights	30-50 years
Buildings	1-30 years
Equipment	1-2 years
Vehicles and others	1-5 years